PROPERTY AND EQUIPMENT NET (Tables)	12 Months Ended
Jun. 30, 2023
PROPERTY AND EQUIPMENT NET
Property and equipment
	Land $	Building $	Leasehold improvements $	Machinery and equipment $	Computer equipment $	Furniture and fixtures $	Total $
Cost
As at June 30, 2021	806,750	2,062,251	2,820,066	318,457	115,595	315,613	6,438,734
Additions	-	24,311	505,062	-	36,384	95,879	661,636
Disposals	(403,524)	(1,019,086)	(1,162,803)	-	-	-	(2,585,413)
Translation adjustment	-	(21,743)	-	-	-	-	(21,743)
Impairment charge	-	-	(211,774)	-	-	-	(211,774)
As at June 30, 2022	403,226	1,045,735	1,950,551	318,457	151,979	411,492	4,281,440
Additions	-	7,773	749,917	-	-	4,247	761,937
Disposals	-	-	-	-	-	-	-
Translation adjustment	27,524	28,637	(102,061)	8,749	9,101	38,239	10,189
Impairment charge	-	-	(1,320,102)	-	(26,308)	(21,030)	(1,367,440)
As at June 30, 2023	430,750	1,082,145	1,278,305	327,206	134,772	432,948	3,686,126

Accumulated depreciation As at June 30, 2021	-	(44,814)	(251,826)	(21,630)	(32,419)	(28,423)	(379,112)
Depreciation	-	(22,475)	(230,161)	(11,457)	(36,176)	(44,919)	(345,188)
Disposals	-	-	(22,570)	(34,047)	(10,764)	(50,054)	(117,435)
Translation adjustment	-	-	-	-	-	-	-
As at June 30, 2022	-	(67,289)	(504,557)	(67,134)	(79,359)	(123,396)	(841,735)
Depreciation	-	(43,488)	(119,040)	(74,816)	(33,702)	(74,049)	(345,095)
Impairment charge	-	-	336,418	-	485	-	336,903
Translation adjustment	-	(1,337)	-	21,926	(3,260)	27,335	44,664
As at June 30, 2023	-	(112,114)	(287,179)	(120,024)	(115,836)	(170,110)	(805,263)
Net book value ($)
At June 30, 2021	806,750	2,017,437	2,568,240	296,827	83,176	287,190	6,059,620
At at June 30, 2022	403,226	978,446	1,445,994	251,323	72,620	288,096	3,439,705
As at June 30, 2023	430,750	970,031	991,126	207,182	18,936	262,838	2,880,863